Document And Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	CALPETRO TANKERS (BAHAMAS I) LTD
Entity Central Index Key	0000923652
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	100
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011

Statements of Operations and Retained Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues
Finance lease interest income	$ 1,167	$ 1,457	$ 1,767
Total operating revenues	1,167	1,457	1,767
Operating expenses
General and administrative expenses	(134)	(102)	(119)
Total operating expenses	(134)	(102)	(119)
Net operating income	1,033	1,355	1,648
Other income (expenses)
Interest income	1	1	9
Interest expense	(1,215)	(1,501)	(1,787)
Amortization of deferred charges	(19)	(19)	(19)
Total other expenses	(1,233)	(1,519)	(1,797)
Net loss	(200)	(164)	(149)
Retained earnings at the start of the year	953	1,117	1,266
Retained earnings at the end of the year	$ 753	$ 953	$ 1,117

Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets :
Restricted cash and investments	$ 2,046	$ 2,066
Current portion of net investment in finance lease	3,466	3,461
Interest receivable	256	328
Other current assets	2	2
Total current assets	5,770	5,857
Net investment in finance lease, less current portion	8,725	12,191
Deferred charges	63	82
Total assets	14,558	18,130
Current liabilities:
Accrued interest	286	357
Current portion of long-term debt	3,355	3,355
Other current liabilities	97	43
Total current liabilities	3,738	3,755
Long-term debt	10,067	13,422
Total liabilities	13,805	17,177
Equity:
Unclassified stock: 100 shares of $1 par value	0	0
Retained earnings	753	953
Total equity	753	953
Total liabilities and equity	$ 14,558	$ 18,130

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Equity:
Unclassified stock, par value (in dollars per share)	$ 1	$ 1
Unclassified stock, shares issued (in shares)	100	100
Unclassified stock, shares outstanding (in shares)	100	100

Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements of Cash Flows
Net loss	$ (200)	$ (164)	$ (149)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of deferred charges	19	19	19
Changes in assets and liabilities:
Interest receivable	72	73	72
Other current assets	0	0	1
Accrued interest payable	(71)	(72)	(71)
Other current liabilities	54	(1)	(15)
Net cash used in operating activities	(126)	(145)	(143)
Investing activities:
Finance lease payments received	3,461	3,458	3,433
Change in restricted cash and investments	20	42	65
Net cash provided by investing activities	3,481	3,500	3,498
Financing activities:
Repayment of debt	(3,355)	(3,355)	(3,355)
Net cash used in financing activities	(3,355)	(3,355)	(3,355)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at start of the year	0	0	0
Cash and cash equivalents at end of the year	0	0	0
Supplemental disclosure of cash flow information:
Interest paid	$ 1,286	$ 1,572	$ 1,858

DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2011
DESCRIPTION OF BUSINESS [Abstract]
DESCRIPTION OF BUSINESS
1.   DESCRIPTION OF BUSINESS

CalPetro Tankers (Bahamas I) Limited (the "Company") was incorporated in the Bahamas on May 13, 1994 with two other entities: CalPetro Tankers (Bahamas II) Limited and CalPetro Tankers (Bahamas III) Limited. In addition, CalPetro Tankers (IOM) Limited was incorporated in the Isle of Man. These entities (the "Owners") were organized as special purpose companies for the purpose of acquiring one of four oil tankers (each a "Vessel", together the "Vessels") from Chevron Transport Corporation ("Chevron") which were concurrently chartered on long-term charter agreements back to Chevron.

The Company along with CalPetro Tankers (Bahamas II) Limited, CalPetro Tankers (Bahamas III) Limited, and CalPetro Tankers (IOM) Limited are wholly-owned by California Tankers Investments Limited, a company organized under the laws of the Bahamas, which is in turn a wholly-owned subsidiary of CalPetro Holdings Limited, an Isle of Man company. CalPetro Holdings Limited is a wholly-owned subsidiary of Independent Tankers Corporation ("ITC"), a Cayman Islands company. ITC itself is wholly-owned by Independent Tankers Corporation Limited ("ITCL"). ITCL was established in February 2008 and it is 82.47% owned by  Frontline Ltd., ("Frontline"), a Bermuda company, whose shares are listed on the New York Stock Exchange, London Stock Exchange and Oslo Stock Exchange.

California Petroleum Transport Corporation ("California Petroleum" or "CPTC"), a Delaware corporation, acting as agent on behalf of the Owners, issued as full recourse obligations $167,500,000 Serial First Preferred Mortgage Notes (the "Serial Notes") and $117,900,000 8.52% First Preferred Mortgage Notes due 2015 (the "Term Notes")  (together the "Notes"). The Serial Notes were fully repaid April 1, 2006. The proceeds from the sale of the Notes were applied by way of long-term loans, being Serial Loans in respect of the Serial First Preferred Mortgage Notes and Term Loans in respect of the First Preferred Mortgage Notes due 2015, to the Owners to fund the acquisition of their Vessels from Chevron. The Company was allocated $41,410,000 of the Serial Loans and $40,262,000 of the Term Loans and acquired its Vessel, the Cygnus Voyager. The Company engages in no business other than the ownership and chartering of its Vessel and activities resulting from or incidental to such ownership and chartering.

The Company's only source of funds with respect to the Term Loans is payments from Chevron. The Company does not have any other source of funds for payment of the Term Loans.

ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
ACCOUNTING POLICIES [Abstract]
ACCOUNTING POLICIES
2.   ACCOUNTING POLICIES

Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Financing lease and revenue recognition
The long-term charter agreement between the Company and Chevron transfers to Chevron all the risks and rewards associated with ownership, other than legal title, and contains a bargain purchase option. As such, it is classified as a direct financing lease in accordance with ASC 840.

Accordingly, the present value of the minimum payments under the charter agreement is recorded as the gross investment in the finance lease. The difference between the gross investment in the finance lease and the cost of the Vessel is recorded as unearned income which is amortized to income over the life of the charter agreement to produce a constant periodic rate of return on the net investment in the finance lease.

Interest payable recognition
Interest payable on the Term Loans is accrued on a daily basis.

Deferred charges
Deferred charges comprise expenses incurred in connection with the structuring of the financing transactions and issuance of debt. Such expenses are being amortized over the life of the debt on a straight line basis, which is not materially different to the effective interest rate method.

Taxation
No Bahamian income or withholding taxes are imposed on the payment by the Company of any principal or interest to any holder of Notes who is either an individual citizen or resident of the United States or an entity formed under the laws of the United States. There is no income tax treaty currently in effect between the United States and Bahamas.

Reporting and functional currency
The reporting currency is United States dollars. The functional currency is United States dollars.

Financial Instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including long-term debt, standard market conventions and techniques are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
3.   RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs". In general, ASU 2011-04 clarifies the FASB's intent about the application of existing fair value measurement and disclosure requirements, and for many of these requirements the amendments are not intended to result in any change in the application of Accounting Standards Codification ("ASC") Topic 820 ("Fair Value Measurement"). At the same time, there are some amendments that do change particular principles or requirements relating to fair value measurement and disclosure.  ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Its adoption is not expected to have a material impact on the Company's disclosures or financial position, results of operations, and cash flows.

In June 2011, the FASB issued ASU 2011-05 "Presentation of Comprehensive Income" in order to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity, and requires entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 is effective for fiscal years beginning after December 15, 2011, although early adoption is permitted. Its adoption will affect the presentation of the Company's financial statements, but is not expected to have a material impact on the Company's disclosures or financial position, results of operations, and cash flows. ASU 2011-05 also included the requirement to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) in which the components of net income and the components of other comprehensive income are presented. Owing to concerns raised about difficulties in its implementation, this latter requirement has been deferred for further consideration, through the issue by the FASB in December 2011 of ASU 2011-12 "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05".  Its adoption is not expected to have a material impact on the Company's disclosures or financial position, results of operations, and cash flows.

In December 2011, the FASB issued ASU 2011-11 "Disclosures about Offsetting Assets and Liabilities" in order to standardize the disclosure requirements under US GAAP and IFRS relating to both instruments and transactions eligible for offset in financial statements. ASU 2011-11 is applicable for annual reporting periods beginning on or after January 1, 2013. Its adoption is not expected to have a material impact on the Company's disclosures.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION	4. SEGMENT INFORMATION The Company has only one reportable segment.

RESTRICTED CASH AND INVESTMENTS	12 Months Ended
Dec. 31, 2011
RESTRICTED CASH AND INVESTMENTS [Abstract]
RESTRICTED CASH AND INVESTMENTS
5.   RESTRICTED CASH AND INVESTMENTS

The restricted cash and investment accounts were established and are maintained by The Bank of New York Mellon (formerly the Chase Manhattan Trust Company of California and JPMorgan Chase) as the collateral trustee who maintains the accounts as collateral agent for the equal and ratable benefit of the holders of the Term Notes. Charterhire payments are deposited into a revenue account and these funds can only be used to fund the principal and interest due on the Term Notes and any operating costs in relation to operating the Owners.

FINANCE LEASE	12 Months Ended
Dec. 31, 2011
FINANCE LEASE [Abstract]
FINANCE LEASE
6.   FINANCE LEASE

The Company has chartered its Vessel on a long term bareboat charter (the "Initial Charter") to Chevron. The term of the Initial Charter expires on April 1, 2015 and Chevron is not entitled to terminate the charter prior to its expiration. On April 1, 2015, Chevron has the option to purchase the Vessel for $1.

The following schedule lists the components of the net investment in finance lease:

(in thousands of $)	2011	2010
Total minimum lease payments to be received	14,239	18,940
Less: unearned income	(2,048)	(3,288)
Net investment in finance lease	12,191	15,652
Less current portion	(3,466)	(3,461)
	8,725	12,191

Lease revenues under the charter are as follows:

(in thousands of $)
Year ending December 31,
2012	4,415
2013	4,129
2014	3,844
2015	1,851
2016	-
Thereafter	-
Total minimum lease revenues	14,239

DEFERRED CHARGES	12 Months Ended
Dec. 31, 2011
Deferred Charges [Abstract]
DEFERRED CHARGES	7. DEFERRED CHARGES
(in thousands of $)	2011	2010
Debt arrangement fees	1,005	1,005
Accumulated amortization	(942)	(923)
	63	82

DEBT	12 Months Ended
Dec. 31, 2011
DEBT [Abstract]
DEBT
8.   DEBT

(in thousands of $)	2011	2010
8.52% Term Loans due 2015	13,422	16,777
Less: current portion	(3,355)	(3,355)
	10,067	13,422

The outstanding debt as of December 31, 2011 is repayable as follows:

Year ending December 31
(in thousands of $)
2012	3,355
2013	3,355
2014	3,355
2015	3,357
2016	-
Thereafter	-
Total debt	13,422

The Term Loans bear interest at a rate of 8.52% per annum. Interest is payable semi-annually on April 1 and October 1 each year. Principal is repayable on the Term Loans in accordance with a remaining four year sinking fund schedule. The Term Loans notes include certain covenants such as restriction on the payment of dividends and making additional loans or advances to affiliates. At December 31, 2011 the Company was in compliance with these covenants.

The Company is jointly and severally liable with the other Owners for all the Owners obligations and liabilities in relation to the Term Loans but only to the extent of the proceeds received by California Petroleum Transport Corporation from California Petroleum Transport Corporation's right, title and interest in and to the collateral.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL [Abstract]
SHARE CAPITAL	9. SHARE CAPITAL
(in $)	2011	2010
Authorized share capital:
1,000 shares of $1 each	1,000	1,000

Issued and outstanding share capital:
100 shares of $1 each	100	100

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
10.   FINANCIAL INSTRUMENTS

Fair values

The carrying value and estimated fair value of the Company's financial instruments at December 31, 2011 and 2010 are as follows:

(in thousands of $)	2011 Fair value	2011 Carrying value	2010 Fair value	2010 Carrying value
Financial assets:
Restricted cash and investments	2,046	2,046	2,066	2,066
Financial liabilities:
Term Loans	12,963	13,422	17,352	16,777

The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2011 Fair value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	2,046	2,046	-	-
Financial liabilities:
Term Loans	12,963	-	12,963	-

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Restricted cash and investments - the carrying value is a reasonable estimate of fair value.

Term Loans - the estimated fair value of the Term Loans is based on the quoted market price of the Term Notes or similar notes when available.

Concentrations of risk

The Company's only source of funds for the repayment of the principal and interest on the Term Loans are from charterhire payments from Chevron, investment income and the proceeds, if any, from the sale of the Vessel. Accordingly, the Company's ability to service its obligations on the Term Loans is wholly dependent upon the financial condition, results of operations and cash flows from Chevron.

There is a concentration of credit risk with respect to Restricted Cash and Investments to the extent that all of the amounts are invested with The Bank of New York Mellon.

There is a concentration of credit risk due to the fact that the sole source of charter income is Chevron Transport Corporation.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
11.   RELATED PARTY TRANSACTIONS

Pursuant to a management agreement, Frontline is the Company's Manager and Technical Advisor. Under the management agreement, Frontline is entitled to a Management Fee and a Technical Advisor's Fee.

Under the terms of the management agreement, the Management Fee consists of a fee of $13,625 initially per annum for the Vessel, together with an additional annual fee of $3,000 covering all four Vessels in the California Petroleum Group, payable semi-annually in arrears for the period until the third anniversary of the closing of the Notes issue then increasing by four percent on each subsequent anniversary of the closing of the issue of the Notes.

The Technical Advisor's Fee was initially $10,000 per annum for the Vessel, payable semi-annually in arrears, during the initial first three year period as described above. On each subsequent anniversary of the closing of the issue of the Notes, the fee increases by four percent. In addition, the Technical Advisor is entitled to be reimbursed for the fees, costs and expenses of conducting periodic inspections of the Vessel.

Pursuant to a Designated Representative Agreement, CalPetro Holdings Limited (the "Designated Representative") was appointed to represent California Petroleum as its Designated Representative to act on its behalf with respect to certain administrative matters such as the filing of periodic reports and financial statements with the Securities and Exchange Commission. The fee payable to the Designated Representative (the "Designated Representative Fee") during the initial three year period described above was $15,000 per annum. The annual Designated Representative Fee increased to $20,000, $25,000 and $30,000 on April 1, 1999, April 1, 2004 and April 1, 2009, respectively. The Designated Representative Fee in 2011 includes a charge of $13,500 in respect of amounts under accrued in previous years.

Management fee expenses and management fee payable for the year ended and as of December 31, 2011, 2010, and 2009 are as follows:

(in thousands of $)	2011	2010	2009
Management fee expenses	63	47	45
Management fee payable	52	12	11

COLLATERAL ARRANGEMENTS	12 Months Ended
Dec. 31, 2011
Collateral Arrangements [Abstract]
COLLATERAL ARRANGEMENTS
12.   COLLATERAL ARRANGEMENTS

The Term Loans are collateralized by a first preference mortgage on the Vessel to California Petroleum Transport Corporation. The earnings and insurance relating to the Vessel have been collaterally assigned pursuant to an Assignment of Earnings and Insurance to California Petroleum Transport Corporation, which in turn has assigned such Assignment of Earnings and Insurance to the Collateral Trustee. The Initial Charter and Chevron Guarantee relating to the Vessel have been collaterally assigned pursuant to the Assignment of Initial Charter and Assignment of Initial Charter Guarantee to California Petroleum Transport Corporation, which in turn has assigned such Assignment to the Collateral Trustee. The Capital Stock of the Company has been pledged to California Petroleum Transport Corporation pursuant to the Stock Pledge Agreement. The Company is jointly and severally liable with the other Owners for all the Owners obligations and liabilities in relation to the Term Loans but only to the extent of the proceeds received by California Petroleum Transport Corporation from California Petroleum Transport Corporation's right, title and interest in and to the collateral.

On October 3, 2011, pursuant to the Collateral Trust Agreement, excess funds held by the Trustee in the amount of $6.7 million allocable to CalPetro Tankers (Bahamas III) Limited became available for release from the relevant trust account as a result of sufficient funds remaining on deposit at the Trustee for the payment in full of principal and interest on the Term Notes as they become due and were released to CalPetro Tankers (Bahamas III) Limited on the same date.

As at December 31, 2011, Chevron holds an option to purchase the Vessel for $1 on April 1, 2015.